Summary of Warrant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrants, Granted	2,285,000
Warrants Outstanding ending balance	235,833,333
Weighted Average Exercise Price ending balance	$ 0.02
Warrant [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrants Outstanding beginning balance	8,885,000
Weighted Average Exercise Price beginning balance	$ 0.04
Warrants, Granted	238,118,333	21,850,298
Weighted Average Exercise Price, Granted	$ 0.02	$ 0.05
Warrants, Exercised	(4,170,000)	(12,965,298)
Weighted Average Exercise Price, Exercised	$ 0.08	$ 0.05
Warrants, Forfeited	(7,000,000)
Weighted Average Exercise Price, Forfeited	$ 0.03
Warrants Outstanding ending balance	235,833,333	8,885,000
Weighted Average Exercise Price ending balance	$ 0.02	$ 0.04